Lease Assets and Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Statement [line items]
Lease liabilities	$ 688.9	$ 645.0
Weighted-average incremental borrowing rate	4.43%	4.60%
Bottom of range [member] | Office space [member]
Statement [line items]
Lease term	1 year
Bottom of range [member] | Office equipment [member]
Statement [line items]
Lease term	3 years
Bottom of range [member] | IT and Other equipment [member]
Statement [line items]
Lease term	1 year
Top of range [member] | Office space [member]
Statement [line items]
Lease term	16 years
Top of range [member] | Office equipment [member]
Statement [line items]
Lease term	5 years
Top of range [member] | IT and Other equipment [member]
Statement [line items]
Lease term	5 years
Weighted average [member] | Office space [member]
Statement [line items]
Lease term	7 years 8 months 12 days
Weighted average [member] | Office equipment [member]
Statement [line items]
Lease term	2 years 2 months 12 days